Apr. 01, 2016

VAUGHAN NELSON SELECT FUND

Supplement dated July 26, 2016 to the Prospectus of Vaughan Nelson Select Fund (the “Fund”), dated April 1, 2016, as may be revised or supplemented from time to time.

The Annual Fund Operating Expenses table within the section “Fund Fees & Expenses” is amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.30%	0.30%	0.30%
Acquired fund fees and expenses[1]	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.54%	2.29%	1.29%
Fee waiver and/or expense reimbursement[2]	0.10%	0.10%	0.10%
Total annual fund operating expenses after the fee waiver and/or expense reimbursement	1.44%	2.19%	1.19%

1	The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

2	NGAM Advisors, L.P. (“NGAM Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05% and 1.05% of the Fund’s average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2018 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.